Income tax	3 Months Ended
Mar. 31, 2017
Income Tax Disclosure [Abstract]
Income Tax Disclosure [Text Block]
7. Income tax

The Partnership is not subject to Marshall Islands corporate income taxes. The Partnership is subject to tax for earnings of its subsidiaries incorporated in Singapore, Indonesia, Colombia, Cyprus and the UK. The income tax expense recorded in the consolidated income statements was $1,755 and $449 for the three month periods ended March 31, 2017 and 2016, respectively. For the three months ended March 31, 2017, the income tax expense largely related to the subsidiaries in Indonesia, Colombia and Singapore. The income tax expense for the three months ended March 31, 2016 mainly related to the subsidiary in Singapore. The Singapore subsidiary’s taxable income mainly arises from internal interest income.

Benefits of uncertain tax positions are recognized when it is more-likely-than-not that a tax position taken in a tax return will be sustained upon examination based on the technical merits of the position. For the three months ended March 31, 2017, the estimated generation of taxable income resulted in the utilization of $159 of tax loss carryforward in Indonesia which was not recognized due to the uncertainty of this tax position. As a result, a long-term income tax payable of $159 was recorded for the uncertain tax position. Refer to note 16.